Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2021
Other Receivables And Prepayments [Abstract]
Other Receivables and Prepayments

16. Other Receivables and Prepayments

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Prepayment for clinical trials related services	28,043	36,879
Deposits(ii)	3,881	4,312
Prepaid expenses(i)	—	3,953
Others	1,731	2,111
	33,655	47,255

(i)
In March 2021, the Group made payments to purchase director and officer liability insurance. Such expenses are amortized over one year.
(ii)
Deposits held by CRO suppliers are refundable upon the completion of related services.